Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit)

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2014
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥277,041	¥106,198	¥383,239

Income taxes:
Current	¥83,221	¥25,850	¥109,071
Deferred	6,796	2,133	8,929

	¥90,017	¥27,983	¥118,000

	Year ended December 31, 2013
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥251,351	¥96,253	¥347,604

Income taxes:
Current	¥75,134	¥16,163	¥91,297
Deferred	4,005	12,786	16,791

	¥79,139	¥28,949	¥108,088

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2014	2013	2012
Japanese statutory income tax rate	38.0%	38.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.7	0.9	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.7)	(3.3)	(4.3)
Tax credit for research and development expenses	(5.0)	(5.4)	(5.7)
Change in valuation allowance	(0.5)	0.2	(1.7)
Other	1.3	0.7	3.0

Effective income tax rate	30.8%	31.1%	32.1%

Net Deferred Income Tax Assets and Liabilities

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2014	2013
	(Millions of yen)
Prepaid expenses and other current assets	¥61,943	¥61,902
Other assets	117,636	103,539
Other current liabilities	(3,456)	(3,621)
Other noncurrent liabilities	(80,459)	(63,129)

	¥95,664	¥98,691

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	December 31
	2014	2013
	(Millions of yen)
Deferred tax assets:
Inventories	¥16,085	¥12,988
Accrued business tax	3,951	4,448
Accrued pension and severance cost	79,392	59,964
Research and development – costs capitalized for tax purposes	8,616	10,978
Property, plant and equipment	29,558	26,626
Accrued expenses	43,706	37,153
Net operating losses carried forward	38,351	38,439
Other	34,673	44,482

	254,332	235,078
Less valuation allowance	(37,498)	(35,055)

Total deferred tax assets	216,834	200,023

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(10,368)	(10,876)
Net unrealized gains on securities	(6,801)	(5,740)
Tax deductible reserve	(5,696)	(6,160)
Financing lease revenue	(58,958)	(50,605)
Prepaid pension and severance cost	(1,671)	(671)
Other	(37,676)	(27,280)

Total deferred tax liabilities	(121,170)	(101,332)

Net deferred tax assets	¥95,664	¥98,691

Periods Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	¥1,211
After one year through five years	31,393
After five years through ten years	60,913
After ten years through twenty years	63,783
Indefinite period	37,272

Total	¥194,572

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2014	2013	2012
	(Millions of yen)
Balance at beginning of year	¥6,201	¥7,711	¥2,933
Additions for tax positions of the current year	1,649	312	869
Additions for tax positions of prior years	216	388	4,903
Reductions for tax positions of prior years	(114)	(3,141)	(1,546)
Settlements with tax authorities	(1,808)	(347)	(41)
Other	287	1,278	593

Balance at end of year	¥6,431	¥6,201	¥7,711